LOSS PER SHARE	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
Earnings Per Share [Abstract]
LOSS PER SHARE

11. LOSS PER SHARE

The calculation of basic and diluted loss per share for the six month periods ended March 31, 2022 and 2021 was based on the losses attributable to common shareholders. The following table sets forth the computation of basic and diluted loss per share:

	2022	2021

Net loss	$(909,116)	$(307,356)
Weighted average common shares outstanding	1,151,301	675,062

Basic and diluted loss per share	$(0.79)	$(0.46)

As of March 31, 2022, $80,000 (CAD$100,000) of convertible debentures convertible into 11,111 common shares, 92,917 (2021 - 39,003) stock options and 1,097,096 (2021 - 80,087) warrants were excluded from the diluted weighted average number of common shares calculation as their effect would have been anti-dilutive.

11. LOSS PER SHARE

The calculation of basic and diluted loss per share for the nine month periods ended June 30, 2022 and 2021 was based on the losses attributable to common shareholders. The following table sets forth the computation of basic and diluted loss per share:

	2022	2021

Net loss	$(1,797,785)	$(460,316)
Weighted average common shares outstanding	1,411,734	676,474

Basic and diluted loss per share	$(1.27)	$(0.68)

As of June 30, 2022, $77,600 (CAD$100,000) of convertible debentures convertible into 11,111 common shares, 92,917 (2021 - 39,003) stock options and 1,097,096 (2021 - 80,087) warrants were excluded from the diluted weighted average number of common shares calculation as their effect would have been anti-dilutive.

11. LOSS PER SHARE

The calculation of basic and diluted loss per share for the years ended September 30, 2021 and 2020 was based on the losses attributable to common shareholders. The following table sets forth the computation of basic and diluted loss per share:

	2021	2020

Net loss	$(1,253,242)	$(1,253,531)
Weighted average common shares outstanding	678,958	667,069

Basic and diluted loss per share	$(1.84)	$(1.88)

As of September 30, 2021, $78,500 (CAD$100,000) of convertible debentures convertible into 11,111 common shares, 37,917 (2020 - 39,003) stock options and 208,333 (2020 - 80,087) warrants were excluded from the diluted weighted average number of common shares calculation as their effect would have been anti-dilutive.